Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the end of the period	£ 657	£ 1,026
Current service cost	13	30	£ 38
Interest cost	54	31	5
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	(51)	(122)	(17)
– Experience adjustments	91	481	(19)
– Changes in financial assumptions	206	(5,167)	(775)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the end of the period	(8,201)	(7,937)	£ (12,884)
Current service cost	(13)	(29)
Current service cost paid by other subsidiaries	0	(1)
Interest cost	(379)	(241)
Employer salary sacrifice contributions	(1)	(3)
Past service cost	(1)	0
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	51	122
– Experience adjustments	(91)	(481)
– Changes in financial assumptions	(206)	5,167
Benefits paid	372	413
Derecognition of pension scheme liabilities arising from the wind up of the offshore scheme	£ 4	£ 0